        Supplement dated August 1, 2002 to Prospectus dated May 1, 2002 for the Pacific Portfolios, a variable annuity contract
                    issued by Pacific Life Insurance Company

                       Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. "We," "us", or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Contract Owner.

                       This supplement changes the Prospectus to reflect the following:

                      ---------------------------------------------------------
The PURCHASING YOUR    Paragraph 4 of the Purchasing the Guaranteed Protection
CONTRACT section is    Advantage (GPA) Rider (Optional) is amended to read as
amended.               follows:

                       Guaranteed Protection Amount--The Guaranteed Protection Amount is equal to (a) plus (b) plus (c) minus (d); where:

                       (a) is the Contract Value at the start of the Term,

                       (b) is a percentage of each additional Purchase
                           Payment, as determined from the table below, paid to the Contract during the Term,

                       (c) interest earned on Purchase Payments (or portions
                           thereof) allocated to any of the Guaranteed
                           Interest Options (if available under the Contract) during the Term,

                       (d) is a pro rata adjustment for withdrawals made from
                           the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Guaranteed Protection Amount prior to the withdrawal by the ratio of the amount of the withdrawal (including any applicable withdrawal charge) to the Contract Value immediately prior to the withdrawal.

                   -----------------------------------------------------------------
                   Contract Year Since            Percentage of Purchase Payment
                   Beginning of Current Year   Added to Guaranteed Protection Amount
                   -----------------------------------------------------------------
                   1 through 4                                 100%
                   5                                            90%
                   6                                            85%
                   7                                            80%
                   8 through 10                                 75%
                   -----------------------------------------------------------------

                       For purposes of determining Contract Value at the start of the Term, if the Effective Date of the Rider is the Contract Date, the Contract Value is equal to the initial Purchase Payment. If the Effective Date of the Rider is a Contract Anniversary, the Contract Value is equal to the Contract Value on that Contract Anniversary.

PPSUPP0802